Reportable Segments - Schedule of Summarized Financial Information by Reportable Segments (Details) - NV5 Global, Inc.[Member] - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 29, 2024	Jun. 29, 2024	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Schedule of Summarized Financial Information by Reportable Segments [Line Items]
Gross revenues	$ 231,306	$ 443,864
Less:
Direct Labor	61,390	117,845
Sub-consultant services	35,803	67,415
Other direct costs	14,323	27,074		$ 65,088
General and administrative expense	21,178	43,420
Total segment income before taxes	4,220	4,330	$ 26,253	47,003	$ 62,374
Reconciliation of segment income before taxes
Income (loss) before provision for income taxes	4,220	4,330	26,253	47,003	62,374
Depreciation
Total depreciation			16,196	14,343	11,722
Total assets	$ 1,245,566	$ 1,245,566	1,315,356	1,184,195
Operating Segments [Member]
Schedule of Summarized Financial Information by Reportable Segments [Line Items]
Gross revenues			941,265	857,155	786,778
Less:
Direct Labor			236,756	215,608	186,806
Indirect Labor			159,563	131,973	112,132
Sub-consultant services			161,564	150,213	153,641
Other direct costs			59,712	65,088	60,357
General and administrative expense			55,285	52,232	41,464
Depreciation			7,994	7,578	6,380
Other segment items			90,483	82,528	71,289
Total segment income before taxes			169,908	151,935	154,709
Reconciliation of segment income before taxes
Income (loss) before provision for income taxes			169,908	151,935	154,709
Depreciation
Total depreciation			14,012	13,112	11,505
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Less:
Total segment income before taxes			(143,655)	(104,932)	(92,335)
Reconciliation of segment income before taxes
Income (loss) before provision for income taxes			(143,655)	(104,932)	(92,335)
Depreciation
Total depreciation			2,184	1,231	217
Total assets			130,113	107,761
INF [Member] | Operating Segments [Member]
Schedule of Summarized Financial Information by Reportable Segments [Line Items]
Gross revenues			403,241	374,986	395,878
Less:
Direct Labor			116,358	104,427	103,893
Indirect Labor			56,867	44,325	45,373
Sub-consultant services			65,643	66,432	78,337
Other direct costs			27,066	33,691	39,722
General and administrative expense			27,241	23,479	22,862
Depreciation			3,534	2,912	2,964
Other segment items			38,178	34,112	34,468
Total segment income before taxes			68,354	65,608	68,259
Reconciliation of segment income before taxes
Income (loss) before provision for income taxes			68,354	65,608	68,259
Depreciation
Total assets			298,967	222,435
BTS [Member] | Operating Segments [Member]
Schedule of Summarized Financial Information by Reportable Segments [Line Items]
Gross revenues			255,598	222,804	232,577
Less:
Direct Labor			65,657	60,481	56,833
Indirect Labor			50,325	41,833	41,112
Sub-consultant services			50,320	36,780	48,099
Other direct costs			5,850	7,844	5,423
General and administrative expense			14,474	13,374	12,379
Depreciation			1,376	1,236	1,110
Other segment items			25,036	22,446	23,811
Total segment income before taxes			42,560	38,810	43,810
Reconciliation of segment income before taxes
Income (loss) before provision for income taxes			42,560	38,810	43,810
Depreciation
Total assets			271,351	243,154
GEO [Member] | Operating Segments [Member]
Schedule of Summarized Financial Information by Reportable Segments [Line Items]
Gross revenues			282,426	259,365	158,323
Less:
Direct Labor			54,741	50,700	26,080
Indirect Labor			52,371	45,815	25,647
Sub-consultant services			45,601	47,001	27,205
Other direct costs			26,796	23,553	15,212
General and administrative expense			13,570	15,379	6,223
Depreciation			3,084	3,430	2,306
Other segment items			27,269	25,970	13,010
Total segment income before taxes			58,994	47,517	42,640
Reconciliation of segment income before taxes
Income (loss) before provision for income taxes			58,994	47,517	$ 42,640
Depreciation
Total assets			$ 614,925	$ 610,845